DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 10 –DISCONTINUED OPERATIONS

On October 1, 2010, the Company executed on a sale of its Utah-based data center assets.  Proceeds from the sale included a cash payment at closing of approximately $43,500 and a potential earn-out payment of up to $8,500 in February 2012, contingent on certain criteria related to business performance.

The condensed consolidated financial statements and accompanying notes include disclosure of the results of operations for the Utah-based data center assets.  Accordingly, the results of operations related to these assets have been classified as discontinued operations in the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2010.

The components of income from discontinued operations for the three and nine months ended September 30, 2010 are as follows (in thousands):

	Three Months Ended September 30,	Nine Months Ended September 30,
	2010	2010
Revenue:
Data center services and solutions	$2,981	$9,329
IT infrastructure services	70	210
Totals	3,051	9,539

Operating expenses:
Cost of data center services and solutions	1,288	3,801
Cost of IT infrastructure services	47	142
Selling, general and administrative expenses	429	1,326
Depreciation and amortization expense	361	1,070
Totals	2,125	6,339

Income from discontinued operations	926	3,200
Interest expense, net	283	857
Income from discontinued operations before income tax	643	2,343
Income tax expense	-	-
Income from discontinued operations	$643	$2,343